Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2018
Contingent liabilities and commitments
Contingent liabilities and commitments

9. Contingent liabilities and commitments

	30 June	31 December
	2018	2017
	£m	£m

Guarantees and assets pledged as collateral security	6,262	7,718
Other contingent liabilities	3,278	3,391
Standby facilities, credit lines and other commitments	122,526	124,941

Contingent liabilities and commitments	132,066	136,050

Contingent liabilities arise in the normal course of RBS’s business; credit exposure is subject to the bank’s normal controls. The amounts shown do not, and are not intended to, provide any indication of RBS’s expectation of future losses.